Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2014
Financial instruments
Notional amount of outstanding derivatives

	Total notional amounts at December 31,
Type of derivative ($ in millions)	2014	2013	2012
Foreign exchange contracts	18,564	19,351	19,724
Embedded foreign exchange derivatives	3,013	3,049	3,572
Interest rate contracts	2,242	4,693	3,983

		Total notional amounts at December 31,
Type of derivative	Unit	2014	2013	2012
Copper swaps	metric tonnes	46,520	42,866	45,222
Aluminum swaps	metric tonnes	3,846	3,525	5,495
Nickel swaps	metric tonnes	—	18	21
Lead swaps	metric tonnes	6,550	7,100	13,025
Zinc swaps	metric tonnes	200	300	225
Silver swaps	ounces	1,996,845	1,936,581	1,415,322
Electricity futures	megawatt hours	—	279,995	334,445
Crude oil swaps	barrels	128,000	113,000	135,471

Gain (loss) on cash flow hedges

2014
	Gains (losses) recognized in OCI on derivatives (effective portion)
		Gains (losses) reclassified from OCI into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
Type of derivative designated as a cash flow hedge
			($ in millions)		($ in millions)
	($ in millions)	Location		Location
Foreign exchange contracts	(42)	Total revenues	(9)	Total revenues	—
		Total cost of sales	8	Total cost of sales	—
Commodity contracts	(7)	Total cost of sales	(3)	Total cost of sales	—
Cash-settled call options	(16)	SG&A expenses(1)	(6)	SG&A expenses(1)	—

Total	(65)		(10)		—

2013
	Gains (losses) recognized in OCI on derivatives (effective portion)
		Gains (losses) reclassified from OCI into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
Type of derivative designated as a cash flow hedge
			($ in millions)		($ in millions)
	($ in millions)	Location		Location
Foreign exchange contracts	22	Total revenues	52	Total revenues	—
		Total cost of sales	(1)	Total cost of sales	—
Commodity contracts	(5)	Total cost of sales	(5)	Total cost of sales	—
Cash-settled call options	16	SG&A expenses(1)	8	SG&A expenses(1)	—

Total	33		54		—

2012
	Gains (losses) recognized in OCI on derivatives (effective portion)
		Gains (losses) reclassified from OCI into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
Type of derivative designated as a cash flow hedge
			($ in millions)		($ in millions)
	($ in millions)	Location		Location
Foreign exchange contracts	74	Total revenues	69	Total revenues	—
		Total cost of sales	(12)	Total cost of sales	—
Commodity contracts	4	Total cost of sales	(4)	Total cost of sales	—
Cash-settled call options	(4)	SG&A expenses(1)	(11)	SG&A expenses(1)	—

Total	74		42		—

(1)	SG&A expenses represent "Selling, general and administrative expenses".

Gain (loss) on fair value hedges

2014
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge
		($ in millions)		($ in millions)
	Location		Location
Interest rate contracts	Interest and other finance expense	84	Interest and other finance expense	(83)

2013
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge
		($ in millions)		($ in millions)
	Location		Location
Interest rate contracts	Interest and other finance expense	(34)	Interest and other finance expense	35

2012
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge
		($ in millions)		($ in millions)
	Location		Location
Interest rate contracts	Interest and other finance expense	6	Interest and other finance expense	(6)

Gain (loss) on derivatives not designated in hedge relationships

	Gains (losses) recognized in income
($ in millions) Type of derivative not designated as a hedge	Location	2014	2013	2012
Foreign exchange contracts	Total revenues	(533)	(95)	318
	Total cost of sales	19	80	(193)
	SG&A expenses(1)	2	(1)	(3)
	Interest and other finance expense	(260)	223	68
Embedded foreign exchange contracts	Total revenues	149	101	(148)
	Total cost of sales	(27)	(10)	28
Commodity contracts	Total cost of sales	(28)	(50)	10
	Interest and other finance expense	1	1	1
Interest rate contracts	Interest and other finance expense	(1)	(3)	(1)
Cash-settled call options	Interest and other finance expense	(1)	—	—

Total		(679)	246	80

(1)	SG&A expenses represent "Selling, general and administrative expenses".

Fair value of derivatives

	December 31, 2014
	Derivative assets		Derivative liabilities
($ in millions)	Current in "Other current assets"	Non-current in "Other non-current assets"	Current in "Other current liabilities"	Non-current in "Other non-current liabilities"
Derivatives designated as hedging instruments:
Foreign exchange contracts	9	9	20	16
Commodity contracts	—	—	3	—
Interest rate contracts	—	85	—	—
Cash-settled call options	21	11	—	—

Total	30	105	23	16

Derivatives not designated as hedging instruments:
Foreign exchange contracts	156	25	369	72
Commodity contracts	4	—	19	3
Cash-settled call options	1	1	—	—
Embedded foreign exchange derivatives	98	58	27	17

Total	259	84	415	92

Total fair value	289	189	438	108

Thereof, subject to close-out netting agreements	164	119	399	90

	December 31, 2013
	Derivative assets		Derivative liabilities
($ in millions)	Current in "Other current assets"	Non-current in "Other non-current assets"	Current in "Other current liabilities"	Non-current in "Other non-current liabilities"
Derivatives designated as hedging instruments:
Foreign exchange contracts	21	8	10	3
Commodity contracts	2	—	1	—
Interest rate contracts	—	14	—	7
Cash-settled call options	14	40	—	—

Total	37	62	11	10

Derivatives not designated as hedging instruments:
Foreign exchange contracts	272	42	121	30
Commodity contracts	6	1	15	1
Cash-settled call options	—	2	—	—
Embedded foreign exchange derivatives	57	21	55	11

Total	335	66	191	42

Total fair value	372	128	202	52

Thereof, subject to close-out netting agreements	284	63	130	40